TRADE RECEIVABLES, NET AND CONTRACT ASSETS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE RECEIVABLES, NET AND CONTRACT ASSETS [Abstract]
Valuation allowance on contract assets	€ 0.0	€ 0.0	€ 0.0
Changes in Valuation Allowances for Trade Receivables [Abstract]
Total trade receivables, net	1,059.1	928.5	1,094.9
Trade Receivables [Member]
Changes in Valuation Allowances for Trade Receivables [Abstract]
Gross Amount	1,115.1	970.6	1,141.3
Total trade receivables, net	1,059.1	928.5	1,094.9
Trade Receivables [Member] | IFRS 9 [Member]
Changes in Valuation Allowances for Trade Receivables [Abstract]
Opening allowance for doubtful accounts - as measured according to IFRS 9	(42.1)	(46.4)	(46.9)
Change in expected credit loss	(0.7)	0.1	(0.6)
Increase in impairment allowance	(10.2)	(5.1)	(14.5)
Used allowance reversals	3.4	1.3	2.6
Unused allowance reversals	4.1	7.7	4.4
Effects of foreign exchange and other	1.8	0.3	8.6
Other	(12.3)	0.0	0.0
Closing allowance for doubtful accounts - as measured according to IFRS 9	€ (56.0)	€ (42.1)	€ (46.4)